Flight Equipment Spare Parts (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Flight Equipment Spare Parts

	2017	2016
	RMB million	RMB million
Flight equipment spare parts	2,716	2,713
Less: provision for spare parts	(531)	(465)

	2,185	2,248

Summary of Movements in Provision for Impairment of Flight Equipment Spare Parts

Movements in the Group’s provision for impairment of flight equipment spare parts were as follows:

	2017	2016
	RMB million	RMB million
At 1 January	465	541
Accrual (note 10)	112	10
Amount written off in relation to disposal of spare parts	(1)	(86)
Disposal of a subsidiary	(45)	—

At 31 December	531	465